Business segment information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segment [Line Items]
Interest income	[1]	$ 226,079	$ 245,898	$ 220,312
Interest expense	[1]	106,264	90,689	74,833
Net interest income	[1]	119,815	155,209	145,479
Net other income	[1],[2]	18,498	12,765	28,379
Total income	[1]	138,313	167,974	173,858
Impairment loss from expected credit losses on loans and impairment loss from expected credit losses on loan commitments and financial guarantee contracts	[1]	9,439	35,115	18,090
Expenses, less impairment loss for expected credit losses	[1]	(46,875)	(45,814)	(51,784)
Profit (loss) for the year	[1]	81,999	87,045	103,984
Interest-earning assets	[3],[4]	6,258,584	7,191,443
Other assets and loan commitments and financial guarantee contracts	[5]	493,794	422,422
Total interest-earning assets		6,752,378	7,613,865
Held-to-maturity investments, category [member]
Disclosure of operating segment [Line Items]
Impairment loss from expected credit losses on loans and impairment loss from expected credit losses on loan commitments and financial guarantee contracts	[1]	489	(3)	(5,290)
Commercial [Member]
Disclosure of operating segment [Line Items]
Interest income	[1]	213,326	236,392	209,858
Interest expense	[1]	(92,745)	(96,017)	(82,697)
Net interest income	[1]	120,581	140,375	127,161
Net other income	[1],[2]	18,926	16,333	21,492
Total income	[1]	139,507	156,708	148,653
Impairment loss from expected credit losses on loans and impairment loss from expected credit losses on loan commitments and financial guarantee contracts	[1]	(9,928)	(35,112)	(12,800)
Expenses, less impairment loss for expected credit losses	[1]	(35,916)	(34,599)	(40,429)
Profit (loss) for the year	[1]	93,663	86,997	95,424
Interest-earning assets	[1],[3],[4]	5,500,673	6,013,482	6,682,445
Other assets and loan commitments and financial guarantee contracts	[1]	493,794	422,422	437,436
Total interest-earning assets	[1]	5,994,467	6,435,904	7,119,881
Treasury [Member]
Disclosure of operating segment [Line Items]
Interest income	[1]	12,753	9,506	10,454
Interest expense	[1]	(13,519)	5,328	7,864
Net interest income	[1]	(766)	14,834	18,318
Net other income	[1],[2]	(428)	(3,568)	6,887
Total income	[1]	(1,194)	11,266	25,205
Impairment loss from expected credit losses on loans and impairment loss from expected credit losses on loan commitments and financial guarantee contracts		489	(3)	(5,290)
Expenses, less impairment loss for expected credit losses	[1]	(10,959)	(11,216)	(11,355)
Profit (loss) for the year	[1]	(11,664)	47	8,560
Interest-earning assets	[1],[3],[4]	757,911	1,177,961	1,603,921
Total interest-earning assets	[1]	$ 757,911	$ 1,177,961	$ 1,603,921

[1]	The numbers set out in these tables have been rounded and accordingly may not total exactly.
[2]	Net other income consists of other income including gains on sale of loans, gains (loss) per financial instrument at FVTPL and FVOCI, derivative instruments and foreign currency exchange.
[3]	Includes cash and cash equivalents, interest-bearing deposits with banks, financial instruments at fair value through OCI, financial instruments at amortized cost and financial instruments at fair value through profit or loss.
[4]	Includes deposits and loans, net of unearned interest and deferred fees.
[5]	Includes customers’ liabilities under acceptances, loans commitments and financial guarantees contracts.